Warrants (Tables) - Hoya Intermediate, LLC	12 Months Ended
Dec. 31, 2021
Class of Warrant or Right [Line Items]
Schedule of Option Contingent Warrants	The following table presents quantitative information about the significant unobservable inputs applied to these Level 3 fair value measurements during our assessment for impairment in the second quarter of 2020:

Significant Unobservable Inputs	Range (Weighted Average)

Discount rate	12.5% - 13.5% (13.0%)
Long-term growth rate	2.5% - 3.5% (3.0%)

Option Contingent Warrants [Member]
Class of Warrant or Right [Line Items]
Schedule of Option Contingent Warrants
The following assumptions were used to calculate the fair value of the Hoya Intermediate and Option Contingent Warrants at December 31, 2021 and upon consummation of the Merger Transaction:

	12/31/2021	10/18/2021
Estimated volatility	36.0%	28.0%
Expected term (years)	9.8	10.0
Risk-free rate	1.5%	1.6%
Expected dividend yield	0.0%	0.0%